Condensed Statements of Operations (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Jan. 31, 2011	Oct. 31, 2010	Jul. 31, 2010	Apr. 30, 2010	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Selling, general and administrative expenses									$ 400,358	$ 415,704	$ 370,975
(Loss) income from operations	3,250	(819)	(3,154)	(1,228)	4,252	26,852	(3,785)	(33,593)	(1,952)	(6,274)	8,845
Interest expense									(32,379)	(29,913)	(25,067)
Other-than-temporary impairment of investments									0	(407)	(6,914)
Loss before income tax (provision) benefit									(10,817)	(24,175)	(35,762)
Income tax benefit									(19,292)	(4,083)	46,935
Equity in losses of subsidiaries from continuing operations, net of tax									64	(20)	(6)
Net (loss) income from continuing operations									(30,109)	(28,258)	11,173
Loss from discontinued operations, net of tax									(910)	(91,028)	(270,794)
Net loss									(31,019)	(119,286)	(259,621)
Continuing operations	$ 0.00	$ (0.05)	$ (0.07)		$ (0.05)	$ 0.02	$ (0.05)	$ (0.15)	$ (0.27)	$ (0.22)	$ 0.01
Discontinued operations	$ 0.02	$ 0.22	$ (0.12)		$ 0.12	$ (0.22)	$ (0.07)	$ (0.25)	$ (0.01)	$ (0.43)	$ (1.32)
Basic loss per share	$ 0.02	$ 0.17	$ (0.19)	$ (0.29)	$ 0.07	$ (0.20)	$ (0.12)	$ (0.40)	$ (0.28)	$ (0.65)	$ (1.31)
Continuing operations	$ 0.00	$ (0.05)	$ (0.07)		$ (0.05)	$ 0.01	$ (0.05)	$ (0.15)	$ (0.27)	$ (0.22)	$ 0.01
Discontinued operations	$ 0.02	$ 0.22	$ (0.12)	$ (0.15)	$ 0.12	$ (0.22)	$ (0.07)	$ (0.25)	$ (0.01)	$ (0.43)	$ (1.32)
Diluted loss per share	$ 0.02	$ 0.17	$ (0.19)	$ (0.29)	$ 0.07	$ (0.21)	$ (0.12)	$ (0.40)	$ (0.28)	$ (0.65)	$ (1.31)
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Management fees									0	0	60
Selling, general and administrative expenses									83,406	96,696	56,692
Litigation settlement									(4,880)	17,500	0
(Loss) income from operations									(88,286)	(79,196)	(56,632)
Interest income									1,758	1,922	3,271
Interest expense									(14)	(10)	(103)
Other-than-temporary impairment of investments									0	(407)	(6,914)
Other income									29,587	17,184	92
Loss before income tax (provision) benefit									(56,955)	(60,507)	(60,286)
Income tax benefit									1,408	8,712	50,143
Equity in losses of subsidiaries from continuing operations, net of tax									305	6,413	13,147
Net (loss) income from continuing operations									(55,242)	(45,382)	3,004
Loss from discontinued operations, net of tax									(3,484)	(87,724)	(270,408)
Net loss									$ (58,726)	$ (133,106)	$ (267,404)
Basic and diluted									208,301,686	205,162,720	204,513,420
Continuing operations									$ (0.27)	$ (0.22)	$ 0.01
Discontinued operations									$ (0.01)	$ (0.43)	$ (1.32)
Basic loss per share									$ (0.28)	$ (0.65)	$ (1.31)
Continuing operations									$ (0.27)	$ (0.22)	$ 0.01
Discontinued operations									$ (0.01)	$ (0.43)	$ (1.32)
Diluted loss per share									$ (0.28)	$ (0.65)	$ (1.31)